Lease	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
LEASE

NOTE 5: - LEASE

The Company has entered into non-cancelable lease agreements for its offices and motor vehicles with lease periods expiring at various dates through October 2036.

The components of operating lease costs were as follows:

	Year ended December 31,
	2022	2023

Operating lease cost	$775	$995
Variable lease cost	18	50

Total net lease costs	$793	$1,045

Supplemental balance sheet information related to operating leases is as follows:

	As of December 31,
	2022	2023

Operating lease ROU assets	$5,810	$8,363
Operating lease liabilities, current	$669	$1,062
Operating lease liabilities, long-term	$4,524	$6,604
Weighted average remaining lease term (in years)	11.5	10.8
Weighted average discount rate	5.1%	5.8%

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2023, are as follows:

Operating leases

2024	$1,097
2025	1,040
2026	899
2027	894
2028	900
2029 and thereafter	5,841

Total undiscounted lease payments	10,671

Less: imputed interest	(3,005)

Present value of lease liabilities	$7,666